Other Investments	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Investments [Abstract]
Other Investments
10)	OTHER INVESTMENTS

	As at March 31
Particulars	2018	2019
Investment in equity and other securities	6,170	5,662
Total	6,170	5,662

These investments have been classified as “Available-for-sale Financial Assets” and “Held to Maturity” as per IAS 39 “Financial Instruments: Recognition and Measurement”.

Pursuant to adoption of IFRS 9 "Financial Instruments", these investments have been classified at Fair Value through Other Comprehensive Income (FVOCI) and amortised cost.

The Group’s exposure to risks and fair value measurement is disclosed in note 6 and 37.